4. STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)		1 Months Ended	2 Months Ended	4 Months Ended	12 Months Ended
	Jul. 02, 2019	Aug. 02, 2018	Aug. 22, 2017	Oct. 16, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Stock-based compensation costs					$ 263,326	$ 52,341
October 2018 Sale [Member]
Stock issued new, shares				1,600,000
Proceeds from issuance of common stock				$ 2,000,000
Stock Subscriptions [Member]
Proceeds from issuance of common stock					$ 925,000
2019 July Stock Sale [Member] | Subsequent Event [Member]
Stock issued new, shares	760,000
Proceeds from issuance of common stock	$ 25,000
August 2017 Stock Sale [Member]
Stock issued new, shares			466,668
Proceeds from issuance of common stock			$ 210,001
August 2017 Stock Sale [Member] | Investor [Member]
Stock issued for services, shares			88,888
Warrants [Member]
Warrants outstanding					0	0
2011 Plan [Member]
Shares authorized for issuance under the plan					2,825,000
Stock options outstanding					1,702,102
Shares available for future grants					655,898
2006 Plan [Member]
Stock options outstanding					117,398
Shares available for future grants					0
Stock Options [Member]
Options granted					831,000	40,000
Unrecognized compensation costs related to options vesting					$ 200,578
Stock options outstanding					1,819,500	1,055,700	1,078,400
Aggregate intrinsic value of "in the money" exercisable					$ 484,005
Chief Executive Officer [Member]
Stock granted for services, shares		300,000
Stock issued for services, shares					200,000
Stock-based compensation costs		$ 210,000